Taxes (Details) - Schedule of deferred tax asset - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Deferred Tax Asset Abstract
Deferred tax assets
Advanced from customers	442,322	704,262
Total	$ 442,322	$ 704,262